FEDERATED INSTITUTIONAL TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

October 3, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE: FEDERATED INSTITUTIONAL TRUST (the “Registrant”)
Federated Government Ultrashort Duration Fund (the “Fund”)
Class A Shares
Institutional Shares
Institutional Service Shares

1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated September 30, 2008, that would have been filed under Rule 497(c), does not/do not differ from the form(s) of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust/Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 34 on September 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-6812.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary